Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
(Loss)/profit before tax	£ (19,893)	£ 10,904
Adjustments to reconcile (loss)/profit to net cash flows from operating activities
- Depreciation and impairment of property, plant and equipment	436	260
- Share-based payment expense	2,446	1,760
- Net foreign exchange (gain) loss	(2,100)	1,269
- Increase in provisions and other liabilities	307	1,513
- Finance income	(173)	(1)
- Finance costs	1,696	1,915
- Changes in the fair value of financial instruments	(1,210)	(14,363)
- Other income and expenses	(811)	0
- Out-license of intangible asset		9,457
- Other non-cash movements	330
Working capital adjustments:
- Decrease/(increase) in receivables and prepayments	331	(1,675)
- Increase/(decrease) in trade and other payables and accruals	1,364	(1,137)
- Taxation	(1,529)
Net cash flows (used in)/from operating activities	(18,806)	9,902
Investing activities
Purchase of property, plant and equipment	(10)
Proceeds from intangible asset	1,484
Payments to CVR holders	(673)
Interest earned	173	1
Net cash flows from investing activities	974	1
Financing activities
Proceeds from issuance of ordinary shares		78,532
Transaction costs on issuance of shares		(234)
Proceeds from TAP agreement	153
Payment of lease liabilities	(445)	(290)
Net cash flows (used in)/from financing activities	(292)	78,008
Net (decrease)/increase in cash and cash equivalents	(18,124)	87,911
Cash and cash equivalents at the beginning of the period	94,296	23,469
Effect of exchange rate changes on cash and cash equivalents	243	(1,287)
Cash and cash equivalents at the end of the period	£ 76,415	£ 110,093